UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [   ]; Amendment Number: ___________
	This Amendment (Check only one.):	[   ] is a restatement.
							[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McCormack Advisors International
Address:	1360 E. 9th St., Suite 100
		Cleveland, Ohio 44114

Form 13F File Number: 28-06392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kimberly A. Novak
Title:		V.P., Compliance Officer
Phone:	(216) 436-3245

Signature,			Place,				and Date of Signing
Kimberly A. Novak		Cleveland, Ohio			August 25, 2003

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	127

Form 13F Information Table Value Total:	$115,411


List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      911     7060 SH       SOLE                                       7060
AFLAC Inc                      COM              001055102      655    21300 SH       SOLE                                      21300
AOL Time Warner                COM              00184A105     1435    89175 SH       SOLE                                      89175
Abbott Labs Inc.               COM              002824100     2089    47744 SH       SOLE                                      47744
Adobe Systems                  COM              00724F101      703    21936 SH       SOLE                                      21936
Agilent Technologies           COM              00846U101      300    15368 SH       SOLE                                      15368
Alcoa Inc.                     COM              013817101      756    29643 SH       SOLE                                      29643
Alliance Capital Mgmt. L.P.    COM              01855A101      662    18150 SH       SOLE                                      18150
AmSouth Bancorp                COM              032165102     1106    50624 SH       SOLE                                      50624
American Express               COM              025816109      625    14939 SH       SOLE                                      14939
American International Group   COM              026874107     2612    47334 SH       SOLE                                      47334
Amgen Inc                      COM              031162100      285     4325 SH       SOLE                                       4325
Amkor Technology               COM              031652100      555    42200 SH       SOLE                                      42200
Annaly Mortgage Management Inc COM              035710409      202    10150 SH       SOLE                                      10150
BB&T Corp.                     COM              054937107      432    12600 SH       SOLE                                      12600
BP Amoco PLC ADR               COM              055622104     2862    68118 SH       SOLE                                      68118
Bank of America Corp           COM              060505104     1730    21885 SH       SOLE                                      21885
Bank of New York               COM              064057102      206     7178 SH       SOLE                                       7178
Baxter International           COM              071813109      449    17257 SH       SOLE                                      17257
Bellsouth Corporation          COM              079860102      349    13100 SH       SOLE                                      13100
Borders Group                  COM              099709107      604    34300 SH       SOLE                                      34300
Brandywine Realty Trust        COM              105368203      246    10000 SH       SOLE                                      10000
Bristol-Myers Squibb           COM              110122108     1637    60293 SH       SOLE                                      60293
Burlington Resources Inc.      COM              122014103      431     7970 SH       SOLE                                       7970
CINergy                        COM              172474108      875    23787 SH       SOLE                                      23787
Carnival Corp.                 COM              143658300      229     7050 SH       SOLE                                       7050
Charter Municipal Mtg Accpt Co COM              160908109      190    10000 SH       SOLE                                      10000
Charter One Financial          COM              160903100     8534   273711 SH       SOLE                                     273711
ChevronTexaco Corp.            COM              166764100     2681    37129 SH       SOLE                                      37129
Chubb Corporation              COM              171232101      729    12150 SH       SOLE                                      12150
Cisco Systems                  COM              17275R102      336    20035 SH       SOLE                                      20035
Citigroup                      COM              172967101      259     6059 SH       SOLE                                       6059
Colgate Palmolive              COM              194162103      903    15590 SH       SOLE                                      15590
Commerce Bancshares            COM              200525103      466    11964 SH       SOLE                                      11964
Convergys Corp                 COM              212485106      405    25300 SH       SOLE                                      25300
Diebold Inc.                   COM              253651103     2115    48894 SH       SOLE                                      48894
Dime Community Bancshares      COM              253922108      358    14125 SH       SOLE                                      14125
Dow Chemical                   COM              260543103      949    30650 SH       SOLE                                      30650
Du Pont (EI) de Nemours        COM              263534109      250     6000 SH       SOLE                                       6000
Duke Energy Corp.              COM              264399106      531    26600 SH       SOLE                                      26600
E M C Corporation              COM              268648102      354    33810 SH       SOLE                                      33810
Electronics for Imaging        COM              286082102      222    11000 SH       SOLE                                      11000
Eli Lilly Co                   COM              532457108      600     8700 SH       SOLE                                       8700
Emerson Electric               COM              291011104      644    12600 SH       SOLE                                      12600
Enterprise Products Partners   COM              293792107      437    19400 SH       SOLE                                      19400
Exxon Mobil Corp.              COM              30231G102     2051    57104 SH       SOLE                                      57104
Federal National Mortgage Asso COM              313586109      524     7777 SH       SOLE                                       7777
Fifth Third Bancorp.           COM              316773100     1233    21480 SH       SOLE                                      21480
First Essex Bancorp Inc        COM              320103104      566    12000 SH       SOLE                                      12000
FirstMerit Corp                COM              337915102      228    10000 SH       SOLE                                      10000
Gannett Company Inc.           COM              364730101      592     7701 SH       SOLE                                       7701
General Dynamics               COM              369550108      214     2950 SH       SOLE                                       2950
General Electric               COM              369604103     3717   129613 SH       SOLE                                     129613
Gilead Sciences Inc            COM              375558103      778    14000 SH       SOLE                                      14000
GlaxoSmithKline PLC            COM              37733W105      664    16380 SH       SOLE                                      16380
Goodrich Corp.                 COM              382388106      728    34650 SH       SOLE                                      34650
Greenpoint Financial Corp.     COM              395384100      886    17400 SH       SOLE                                      17400
H & Q Healthcare Fund          COM              404052102      310    17680 SH       SOLE                                      17680
Harley Davidson Inc.           COM              412822108     1590    39900 SH       SOLE                                      39900
Hartford Financial Services Gr COM              416515104      896    17800 SH       SOLE                                      17800
Hewlett-Packard                COM              428236103      224    10516 SH       SOLE                                      10516
Home Depot                     COM              437076102     1618    48845 SH       SOLE                                      48845
Intel Corp                     COM              458140100     3137   150753 SH       SOLE                                     150753
International Business Machine COM              459200101     3144    38115 SH       SOLE                                      38115
International Paper Company    COM              460146103      632    17700 SH       SOLE                                      17700
Invacare                       COM              461203101      472    14300 SH       SOLE                                      14300
J P Morgan Chase & Co.         COM              46625H100      365    10671 SH       SOLE                                      10671
Johnson & Johnson              COM              478160104     3578    69212 SH       SOLE                                      69212
KeyCorp                        COM              493267108      656    25972 SH       SOLE                                      25972
L-3 Communications             COM              502424104      541    12450 SH       SOLE                                      12450
LSI Logic Corp.                COM              502161102       91    12877 SH       SOLE                                      12877
Lam Research Corp              COM              512807108      674    37000 SH       SOLE                                      37000
Lehman Brothers Holdings       COM              524908100      499     7500 SH       SOLE                                       7500
Liberate Technologies Inc.     COM              530129105       60    20000 SH       SOLE                                      20000
Lowe's Cos.                    COM              548661107     1172    27280 SH       SOLE                                      27280
Lumenis Ltd                    COM              M6778Q105       29    17000 SH       SOLE                                      17000
Martek Biosciences Corp        COM              572901106     1674    39000 SH       SOLE                                      39000
McDonalds Corp                 COM              580135101      433    19610 SH       SOLE                                      19610
Medtronic Inc.                 COM              585055106      432     9012 SH       SOLE                                       9012
Merck & Co                     COM              589331107     1658    27385 SH       SOLE                                      27385
Microsoft Corporation          COM              594918104      662    25836 SH       SOLE                                      25836
Mirant Corp.                   COM              604675108       44    15000 SH       SOLE                                      15000
Motorola Incorporated          COM              620076109      232    24645 SH       SOLE                                      24645
Nestle SA (REG) ADR            COM              641069406      856    16590 SH       SOLE                                      16590
News Corp Ltd ADS              COM              652487703     1238    40900 SH       SOLE                                      40900
Nextek Power Systems Inc.      COM              65334F106        0    25000 SH       SOLE                                      25000
NorthrupGrumman Corp           COM              666807102      218     2530 SH       SOLE                                       2530
Oak Hill Financial Inc.        COM              671337103      288    11500 SH       SOLE                                      11500
Oracle Systems                 COM              68389X105     1319   109790 SH       SOLE                                     109790
PVF Capital Corp               COM              693654105      861    61700 SH       SOLE                                      61700
Parker-Hannifin                COM              701094104      900    21437 SH       SOLE                                      21437
Pepsico Inc.                   COM              713448108     1109    24925 SH       SOLE                                      24925
Petrochina Co. Ltd. ADR        COM              71646E100      272     9000 SH       SOLE                                       9000
Pfizer Inc                     COM              717081103     4720   138216 SH       SOLE                                     138216
Procter & Gamble               COM              742718109     2127    23854 SH       SOLE                                      23854
Progressive Corp               COM              743315103     1322    18087 SH       SOLE                                      18087
Qualcomm Incorporated          COM              747525103     1712    47630 SH       SOLE                                      47630
Royal Dutch Petroleum          COM              780257804      981    21048 SH       SOLE                                      21048
S&P's 400 Mid-Cap Market Index COM              595635103     1364    15550 SH       SOLE                                      15550
Schering-Plough                COM              806605101      236    12700 SH       SOLE                                      12700
Service Corporation Internatio COM              817565104      155    40000 SH       SOLE                                      40000
Sony Corporation ADR           COM              835699307      395    14100 SH       SOLE                                      14100
Southwest Airlines             COM              844741108     1783   103668 SH       SOLE                                     103668
St. Paul Cos                   COM              792860108      741    20298 SH       SOLE                                      20298
Standard & Poor's Deposit Rece COM              78462F103      975     9987 SH       SOLE                                       9987
Steris Corp                    COM              859152100      209     9050 SH       SOLE                                       9050
Stride Rite Corp.              COM              863314100      100    10000 SH       SOLE                                      10000
Symbol Technologies Inc.       COM              871508107      593    45607 SH       SOLE                                      45607
Twentieth Century Energy       COM              901200105        0    10000 SH       SOLE                                      10000
U S Bancorp new                COM              902973304     1355    55305 SH       SOLE                                      55305
U S Crude Ltd                  COM              911758100        0    96600 SH       SOLE                                      96600
United Dominion Realty Trust I COM              910197102      654    38000 SH       SOLE                                      38000
United Technologies            COM              913017109     1384    19537 SH       SOLE                                      19537
Urstadt Biddle Properties A    COM              917286205      141    11000 SH       SOLE                                      11000
Verizon Communications         COM              92343V104      921    23353 SH       SOLE                                      23353
Wachovia                       COM              929903102      542    13556 SH       SOLE                                      13556
Washington Mutual Inc.         COM              939322103      677    16400 SH       SOLE                                      16400
Wells Fargo and Company        COM              949746101     1471    29188 SH       SOLE                                      29188
Worldcom Inc - Worldcom Group  COM              98157d106        1    24364 SH       SOLE                                      24364
Wyeth                          COM              983024100      594    13050 SH       SOLE                                      13050
XL Capital Ltd.                COM              G98255105      438     5273 SH       SOLE                                       5273
Xerox Corp                     COM              984121103      142    13400 SH       SOLE                                      13400
iShares Russell 1000           COM              464287622      334     6403 SH       SOLE                                       6403
iShares Tr Russell 1000 Growth COM              464287614      279     6800 SH       SOLE                                       6800
iShares Tr S&P 600 Small Cap G COM              464287887      329     4500 SH       SOLE                                       4500
ishares Russell 1000 Value     COM              464287598      492     9722 SH       SOLE                                       9722
ishares Russell 2000           COM              464287655      267     3005 SH       SOLE                                       3005